SHORT TERM LOAN PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT TERM LOAN PAYABLE

6. SHORT TERM LOAN PAYABLE

September 30, 2025, the Company entered into a debt arrangement that requires that the Company pay back $87,720 in 5 instalments. The first instalment is due on March 15, 2026, for $43,523. Instalments two through five are to be paid on 15th of each month for April to July 2026 in the amount of $10,880.75 each. The Company received $60,000 in cash to fund operations and incurred $9,326 in upfront interest expense at a rate of 12%. The Company will pay off the debt in the next 10 months. Additionally, the Company had to place 199,282,051 shares into escrow as collateral for the short-term loan. As of the reporting date, the Company was in full compliance of the short-term loan. In the event of default, the Company will pay a 22% interest rate.

The Company did not make the March 15, 2026, payment. On March 31, 2026, the Company received written notice of default from counsel to 1800 Diagonal Lending LLC. Under Section 3.1 of the note, an Event of Default occurs only if the breach continues for five (5) days after written notice. As of March 31, 2026, the five-day cure period had not yet expired. As of May 11, 2026, the Company confirmed with 1800 Diagonal Lending LLC that the outstanding obligation recorded at the default amount has been fully paid off.

Default Interest at 22% per annum began accruing on the unpaid amount from March 15, 2026. Approximately $839 of Default Interest was accrued for the period March 15–31, 2026.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

March 31, 2026, and 2025

10. SHORT TERM LOAN PAYABLE

September 30, 2025, the Company entered into a debt arrangement that requires that the Company pay back $87,720 in 5 instalments. The first instalment is due on March 15, 2026, for $43,523. Instalments two through five are to be paid on 15th of each month for April to July 2026 in the amount of $10,880.75 each. The Company received $60,000 in cash to fund operations and incurred $9,326 in upfront interest expense at a rate of 12%. The Company will pay off the debt in the next 10 months. Additionally, the Company had to place 199,282,051 shares into escrow as collateral for the short-term loan. As of the reporting date, the Company was in full compliance of the short-term loan. In the event of default, the Company will pay a 22% interest rate.